Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common stock	Additional paid-in capital	Accumulated other comprehensive income	Preferred stock	Warrants	Accumulated deficit	Total
Balance at Jun. 30, 2016	$ 1,119	$ 28,843,173	$ 21,178	$ 6,572,785	$ 1,658,382	$ (32,237,859)	$ 4,858,778
Balance, shares at Jun. 30, 2016	1,118,702
Issuance of shares and warrants - net of issue costs	$ 277	4,981,093			2,950,737		7,932,107
Issuance of shares and warrants - net of issue costs, shares	276,923
Shares issued for services	$ 6	563,994					564,000
Shares issued for services, shares	6,000
Warrants issued for services					81,602		81,602
Reclassification of stock option liability		260,969					260,969
Warrants exercised for cash (note 5)	$ 24	908,399			(120,147)		788,276
Warrants exercised for cash (note 5), shares	23,953
Cashless exercise of warrants		5,159					5,159
Cashless exercise of warrants, shares	59
Amendment of warrants (note 4)		53,006					53,006
Stock option expense		124,747					124,747
Conversion of Series B preferred stock to common stock	$ 5	147,370		(147,375)
Conversion of Series B preferred stock to common stock, shares	5,281
Series A preferred cash dividend (note 3)						(8,356)	(8,356)
Series B preferred stock dividend	$ 20	790,434				(790,454)
Series B preferred stock dividend, shares	20,045
Loss for the year						(8,081,764)	(8,081,764)
Balance at Jun. 30, 2017	$ 1,451	36,678,344	21,178	6,425,410	4,570,574	(41,118,433)	6,578,524
Balance, shares at Jun. 30, 2017	1,450,963
Issuance of shares and warrants - net of issue costs	$ 800	5,371,693			3,572,843		8,945,336
Issuance of shares and warrants - net of issue costs, shares	800,000
Shares issued for services	$ 1	8,581					8,582
Shares issued for services, shares	863
Warrants issued for services					192,400		192,400
Warrants exercised for cash (note 5)	$ 25	418,810			(106,335)		312,500
Warrants exercised for cash (note 5), shares	25,000
Stock option expense		495,925					495,925
Performance stock unit expense		48,624					48,624
Series A preferred cash dividend (note 3)						(8,356)	(8,356)
Series B preferred stock dividend	$ 20	176,216				(176,236)
Series B preferred stock dividend, shares	19,841
Loss for the year						(11,138,312)	(11,138,312)
Balance at Jun. 30, 2018	$ 2,297	$ 43,198,193	$ 21,178	$ 6,425,410	$ 8,229,482	$ (52,441,337)	$ 5,435,223
Balance, shares at Jun. 30, 2018	2,296,667